Income Taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal	$ 122	$ 343	$ 69
State	148	24	34
Non-U.S.	374	380	320
Total current expense	644	747	423
Deferred:
Federal	(128)	45	(309)
State	(22)	66	38
Non-U.S.	14	(19)	(85)
Total deferred expense (benefit)	(136)	92	(356)
Total income tax expense (benefit)	$ 508	$ 839	$ 67